BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2016
The Mortgage Connection
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The amounts of the acquired identifiable assets and liabilities as of the acquisition date were as follows (dollars in thousands):

Purchase price:
Cash	$844
Payable	800
Total purchase price	1,644
Identifiable assets:
Intangible	100
Personal property	44
Total assets	144
Liabilities and equity	-
Net assets acquired	144
Goodwill resulting from acquisition	$1,500